                                                            OMB APPROVAL

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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04847

                                 Eclipse Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      51 Madison Avenue, New York, NY 10010
--------------------------------------------------------------------------------
(Address of principal executive offices)                           (Zip Code)

          Robert Anselmi, Esq., 51 Madison Avenue, New York, NY 10010
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-576-7000

Date of fiscal year end: October 31, 2004

Date of reporting period: July 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

[The schedule of investments for the period ended July 31, 2004 is filed herewith.]

PORTFOLIO HOLDINGS
As of 7/31/2004 (unaudited)

                                                     SHARES / PRINCIPAL
                                                          AMOUNT            MARKET VALUE      % NET ASSETS
MAINSTAY SMALL CAP OPPORTUNITY FUND
COMMON STOCK
AEROSPACE & DEFENSE
Ducommun, Inc. (a)                                               10,800    $      210,600             0.10%
                                                                           --------------     ------------
TOTAL AEROSPACE & DEFENSE                                                  $      210,600             0.10%
                                                                           --------------     ------------
AIR FREIGHT & LOGISTICS
Hub Group, Inc. (a)                                              39,600    $    1,292,544             0.63%
                                                                           --------------     ------------
TOTAL AIR FREIGHT & LOGISTICS                                              $    1,292,544             0.63%
                                                                           --------------     ------------
AUTO COMPONENTS
Midas, Inc. (a)                                                  51,400    $      917,490             0.45%
R&B, Inc. (a)                                                     9,000    $      180,000             0.09%
Shiloh Industries, Inc. (a)                                      59,800    $      968,760             0.47%
Tenneco Automotive, Inc. (a)                                     18,000    $      250,380             0.12%
Visteon Corp.                                                    52,300    $      537,644             0.26%
                                                                           --------------     ------------
TOTAL AUTO COMPONENTS                                                      $    2,854,274             1.39%
                                                                           --------------     ------------
BUILDING PRODUCTS
Jacuzzi Brands, Inc. (a)                                         96,800    $      747,296             0.37%
NCI Building Systems, Inc. (a)                                   29,900    $      921,219             0.45%
                                                                           --------------     ------------
TOTAL BUILDING PRODUCTS                                                    $    1,668,515             0.82%
                                                                           --------------     ------------
CAPITAL MARKETS
Stifel Financial Corp.                                           34,600    $      838,704             0.41%
                                                                           --------------     ------------
TOTAL CAPITAL MARKETS                                                      $      838,704             0.41%
                                                                           --------------     ------------
CHEMICALS
NewMarket Corp. (a)                                               5,500    $      108,955             0.05%
Octel Corp.                                                         700    $       18,074             0.01%
OM Group, Inc. (a)                                               14,900    $      477,098             0.23%
Terra Industries, Inc. (a)                                      158,800    $    1,016,320             0.50%
                                                                           --------------     ------------
TOTAL CHEMICALS                                                            $    1,620,447             0.79%
                                                                           --------------     ------------

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
                                                     SHARES / PRINCIPAL
                                                          AMOUNT            MARKET VALUE      % NET ASSETS
COMMERCIAL BANKS
BFC Financial Corp. Class A (a)                                  84,379    $      864,042             0.42%
Center Financial Corp.                                           29,500    $      446,630             0.22%
Columbia Bancorp                                                  4,900    $      135,387             0.07%
First Citizens BancShares, Inc.                                   5,500    $      654,500             0.32%
First Financial Corp.                                             7,000    $      223,160             0.11%
First M&F Corp.                                                   1,300    $       41,938             0.02%
FLAG Financial Corp.                                              2,600    $       35,074             0.02%
Nara Bancorp, Inc.                                                  500    $        8,940             0.00%
North Fork Bancorporation, Inc.                                   1,600    $       62,480             0.03%
Oak Hill Financial, Inc.                                          1,400    $       45,444             0.02%
Provident Bankshares Corp.                                       11,632    $      347,681             0.17%
Republic Bancorp, Inc.                                            1,170    $       23,552             0.01%
Southside Bancshares, Inc.                                        1,035    $       20,628             0.01%
State Financial Services Corp.                                   14,500    $      411,510             0.20%
Taylor Capital Group, Inc.                                          600    $       14,412             0.01%
Umpqua Holdings Corp.                                            41,700    $      942,837             0.46%
                                                                           --------------     ------------
TOTAL COMMERCIAL BANKS                                                     $    4,278,215             2.09%
                                                                           --------------     ------------
COMMERCIAL SERVICES & SUPPLIES
Ambassadors International, Inc.                                  45,000    $      552,600             0.27%
Brink's Co. (The)                                                10,200    $      329,970             0.16%
Century Business Services (a)                                    19,500    $       82,290             0.04%
Cenveo, Inc. (a)                                                171,700    $      444,703             0.22%
Consolidated Graphics, Inc. (a)                                  23,700    $    1,031,187             0.50%
Imagistics International, Inc. (a)                                3,300    $      107,250             0.05%
Insurance Auto Auctions, Inc.                                    36,500    $      554,070             0.27%
PICO Holdings, Inc. (a)                                          53,000    $      951,350             0.47%
United Rentals, Inc. (a)                                         14,000    $      277,760             0.14%
                                                                           --------------     ------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                       $    4,331,180             2.12%
                                                                           --------------     ------------
COMMUNICATIONS EQUIPMENT
CommScope, Inc. (a)                                              14,600    $      300,760             0.15%
Digi International, Inc. (a)                                     38,400    $      435,840             0.21%
Enterasys Networks, Inc. (a)                                        400    $          672             0.00%
MRV Communications, Inc. (a)                                     32,400    $       97,686             0.05%
                                                                           --------------     ------------
TOTAL COMMUNICATIONS EQUIPMENT                                             $      834,958             0.41%
                                                                           --------------     ------------
COMPUTERS & PERIPHERALS

                                                     SHARES / PRINCIPAL
                                                          AMOUNT            MARKET VALUE      % NET ASSETS
Intergraph Corp. (a)                                             14,800    $      390,572             0.19%
                                                                           --------------     ------------
TOTAL COMPUTERS & PERIPHERALS                                              $      390,572             0.19%
                                                                           --------------     ------------
CONSTRUCTION & ENGINEERING
Comfort Systems USA, Inc. (a)                                    80,200    $      480,398             0.24%
Washington Group International, Inc. (a)                         20,100    $      671,742             0.33%
                                                                           --------------     ------------
TOTAL CONSTRUCTION & ENGINEERING                                           $    1,152,140             0.57%
                                                                           --------------     ------------
CONSTRUCTION MATERIALS
Texas Industries, Inc.                                           17,100    $      732,393             0.36%
                                                                           --------------     ------------
TOTAL CONSTRUCTION MATERIALS                                               $      732,393             0.36%
                                                                           --------------     ------------
CONSUMER FINANCE
Advanta Corp. Class B                                           152,300    $    3,384,106             1.66%
ASTA Funding, Inc.                                               45,200    $      682,520             0.33%
CompuCredit Corp. (a)                                               300    $        4,719             0.00%
Metris Cos., Inc. (a)                                            77,900    $      518,035             0.25%
World Acceptance Corp. (a)                                       21,400    $      457,746             0.22%
                                                                           --------------     ------------
TOTAL CONSUMER FINANCE                                                     $    5,047,126             2.46%
                                                                           --------------     ------------
CONTAINERS & PACKAGING
Crown Holdings, Inc. (a)                                         29,600    $      300,144             0.15%
Greif Bros. Corp.                                                 4,900    $      182,084             0.09%
                                                                           --------------     ------------
TOTAL CONTAINERS & PACKAGING                                               $      482,228             0.24%
                                                                           --------------     ------------
DISTRIBUTORS
Noland Co.                                                        8,500    $      351,730             0.17%
WESCO International, Inc. (a)                                    21,600    $      443,880             0.22%
                                                                           --------------     ------------
TOTAL DISTRIBUTORS                                                         $      795,610             0.39%
                                                                           --------------     ------------
DIVERSIFIED TELECOMMUNICATION SERVICES
ITC *DeltaCom, Inc. (a)                                          63,700    $      290,472             0.14%
Time Warner Telecom, Inc. (a)                                    72,000    $      312,480             0.15%
                                                                           --------------     ------------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                               $      602,952             0.29%
                                                                           --------------     ------------
ELECTRIC UTILITIES
Allegheny Energy, Inc. (a)                                       25,900    $      384,356             0.19%
Green Mountain Power Corp.                                       83,600    $    2,143,504             1.05%
                                                                           --------------     ------------
TOTAL ELECTRIC UTILITIES                                                   $    2,527,860             1.24%
                                                                           --------------     ------------

                                                     SHARES / PRINCIPAL
                                                          AMOUNT            MARKET VALUE      % NET ASSETS
ELECTRICAL EQUIPMENT
General Cable Corp. (a)                                          61,000    $      580,720             0.28%
                                                                           --------------     ------------
TOTAL ELECTRICAL EQUIPMENT                                                 $      580,720             0.28%
                                                                           --------------     ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS
Agilysys, Inc.                                                   29,700    $      442,530             0.22%
Brightpoint, Inc. (a)                                             8,925    $      118,702             0.06%
CellStar Corp. (a)                                               13,700    $       68,500             0.03%
MTS Systems Corp.                                                16,200    $      347,814             0.17%
                                                                           --------------     ------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                   $      977,546             0.48%
                                                                           --------------     ------------
FOOD & STAPLES RETAILING
Smart & Final, Inc. (a)                                         109,800    $    1,648,098             0.81%
                                                                           --------------     ------------
TOTAL FOOD & STAPLES RETAILING                                             $    1,648,098             0.81%
                                                                           --------------     ------------
FOOD PRODUCTS
Cal-Maine Foods, Inc.                                            18,200    $      215,670             0.11%
Central Garden & Pet Co. (a)                                     21,900    $      621,522             0.30%
Chiquita Brands International, Inc. (a)                           5,400    $      105,516             0.05%
Corn Products International, Inc.                                 7,100    $      306,152             0.15%
John B. Sanfilippo & Son, Inc. (a)                               11,700    $      310,635             0.15%
M & F Worldwide Corp. (a)                                       172,200    $    2,248,932             1.10%
Omega Protein Corp. (a)                                           8,200    $       73,964             0.04%
Pilgrim's Pride Corp. Class B                                     6,900    $      193,476             0.09%
Sanderson Farms, Inc.                                            38,800    $    1,871,324             0.92%
Seaboard Corp.                                                    3,150    $    1,634,881             0.80%
                                                                           --------------     ------------
TOTAL FOOD PRODUCTS                                                        $    7,582,072             3.71%
                                                                           --------------     ------------
HEALTH CARE EQUIPMENT & SUPPLIES
Dade Behring Holdings, Inc. (a)                                  75,200    $    3,736,688             1.83%
                                                                           --------------     ------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                     $    3,736,688             1.83%
                                                                           --------------     ------------
HEALTH CARE PROVIDERS & SERVICES
Alderwoods Group, Inc. (a)                                      344,700    $    3,062,660             1.50%
Gentiva Health Services, Inc. (a)                               119,000    $    1,809,990             0.89%
Mariner Health Care, Inc. (a)                                    14,800    $      407,000             0.20%
MedCath Corp. (a)                                                50,700    $      805,623             0.39%
Res-Care, Inc. (a)                                               22,500    $      252,450             0.12%
Stewart Enterprises, Inc.                                       204,500    $    1,423,320             0.70%

                                                     SHARES / PRINCIPAL
                                                          AMOUNT            MARKET VALUE      % NET ASSETS
TOTAL HEALTH CARE PROVIDERS & SERVICES                                     $    7,761,043             3.80%
                                                                           --------------     ------------
HOTELS, RESTAURANTS & LEISURE
Aztar Corp. (a)                                                   8,000    $      194,160             0.10%
Dave & Buster's, Inc. (a)                                         2,200    $       37,488             0.02%
La Quinta Corp. (a)                                             258,100    $    1,977,046             0.97%
Lakes Entertainment, Inc. (a)                                    46,400    $      489,984             0.24%
Prime Hospitality Corp. (a)                                      53,000    $      486,540             0.24%
                                                                           --------------     ------------
TOTAL HOTELS, RESTAURANTS & LEISURE                                        $    3,185,218             1.57%
                                                                           --------------     ------------
HOUSEHOLD DURABLES
Blount International, Inc. (a)                                   45,100    $      539,847             0.26%
Brookfield Homes Corp.                                           32,000    $      865,920             0.42%
Hooker Furniture Corp.                                            5,600    $      150,136             0.07%
M.D.C. Holdings, Inc.                                            50,560    $    3,395,105             1.66%
National Presto Industries, Inc.                                 23,900    $      961,258             0.47%
Standard Pacific Corp.                                           23,000    $    1,067,430             0.52%
Technical Olympic USA, Inc. (a)                                   1,550    $       33,588             0.02%
William Lyon Homes, Inc. (a)                                     11,200    $      856,464             0.42%
                                                                           --------------     ------------
TOTAL HOUSEHOLD DURABLES                                                   $    7,869,748             3.84%
                                                                           --------------     ------------
INSURANCE
                                                                 51,500    $    1,368,870             0.67%
Allmerica Financial Corp. (a)                                    42,400    $    1,263,944             0.62%
American Medical Security Group, Inc. (a)                        35,900    $      912,219             0.45%
AmerUs Group Co.                                                 21,200    $      816,200             0.40%
Argonaut Group, Inc. (a)                                        140,100    $    2,628,276             1.29%
Ceres Group, Inc. (a)                                           480,700    $    2,682,306             1.31%
Commerce Group, Inc.                                             19,200    $      929,472             0.45%
Delphi Financial Group, Inc. Class A                             36,350    $    1,473,992             0.72%
Donegal Group, Inc.                                              77,300    $    1,552,571             0.76%
Erie Family Life Insurance Co.                                      200    $        6,350             0.00%
FPIC Insurance Group, Inc. (a)                                   55,800    $    1,322,460             0.65%
Kansas City Life Insurance Co.                                   13,600    $      606,560             0.30%
LandAmerica Financial Group, Inc.                                19,300    $      762,350             0.37%
National Western Life Insurance Co. (a)                           3,200    $      511,616             0.25%
NYMAGIC, Inc.                                                     7,800    $      185,640             0.09%
Ohio Casualty Corp. (a)                                          65,500    $    1,224,850             0.60%
Phoenix Cos, Inc. (The)                                          90,500    $      938,485             0.46%

                                                     SHARES / PRINCIPAL
                                                          AMOUNT            MARKET VALUE      % NET ASSETS
Safety Insurance Group, Inc.                                    195,500    $    3,988,200             1.95%
SCPIE Holdings, Inc.                                                500    $        4,840             0.00%
Selective Insurance Group, Inc.                                  14,600    $      525,746             0.26%
Stewart Information Services Corp.                               42,500    $    1,506,625             0.74%
United Fire & Casulty Co.                                        71,400    $    4,394,670             2.15%
Vesta Insurance Group, Inc.                                     110,500    $      571,285             0.28%
Zenith National Insurance Corp.                                  11,700    $      501,579             0.25%
                                                                           --------------     ------------
TOTAL INSURANCE                                                            $   30,679,106            15.02%
                                                                           --------------     ------------
INTERNET & CATALOG RETAIL
Blair Corp.                                                      58,200    $    1,594,680             0.78%
Systemax, Inc. (a)                                              149,300    $      934,618             0.46%
                                                                           --------------     ------------
TOTAL INTERNET & CATALOG RETAIL                                            $    2,529,298             1.24%
                                                                           --------------     ------------
INTERNET SOFTWARE & SERVICES
Equinix, Inc. (a)                                                 5,100    $      165,750             0.08%
InfoSpace, Inc. (a)                                              57,600    $    2,157,696             1.06%
Keynote Systems, Inc. (a)                                       134,800    $    1,775,316             0.87%
                                                                           --------------     ------------
TOTAL INTERNET SOFTWARE & SERVICES                                         $    4,098,762             2.01%
                                                                           --------------     ------------
LEISURE EQUIPMENT & PRODUCTS
JAKKS Pacific, Inc. (a)                                          30,300    $      608,121             0.30%
K2, Inc. (a)                                                     28,200    $      401,850             0.20%
Steinway Musical Instruments, Inc. (a)                           11,400    $      339,492             0.17%
                                                                           --------------     ------------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                         $    1,349,463             0.67%
                                                                           --------------     ------------
MACHINERY
Alamo Group, Inc.                                                33,900    $      550,536             0.27%
Ampco-Pittsburgh Corp.                                              200    $        2,620             0.00%
Astec Industries, Inc. (a)                                       76,700    $    1,306,201             0.64%
EnPro Industries, Inc. (a)                                       44,600    $    1,104,296             0.54%
Greenbrier Cos, Inc. (The) (a)                                   22,800    $      523,260             0.26%
Joy Global, Inc.                                                 12,100    $      359,249             0.18%
Reliance Steel & Aluminum Co.                                    14,000    $      557,480             0.27%
Terex Corp. (a)                                                   8,000    $      311,280             0.15%
Wolverine Tube, Inc. (a)                                        104,000    $    1,320,800             0.65%
                                                                           --------------     ------------
TOTAL MACHINERY                                                            $    6,035,722             2.96%
                                                                           --------------     ------------
MEDIA
Carmike Cinemas, Inc. (a)                                        33,300    $    1,138,860             0.56%

                                                     SHARES / PRINCIPAL
                                                          AMOUNT            MARKET VALUE      % NET ASSETS
Pegasus Communications Corp. (a)                                    700    $       14,077             0.01%
PRIMEDIA, Inc. (a)                                               15,600    $       37,440             0.02%
                                                                           --------------     ------------
TOTAL MEDIA                                                                $    1,190,377             0.59%
                                                                           --------------     ------------
METALS & MINING
Brush Engineered Materials, Inc. (a)                             13,500    $      244,350             0.12%
Carpenter Technology Corp.                                        5,100    $      219,300             0.11%
Metal Management, Inc. (a)                                      125,800    $    2,439,262             1.19%
Metals USA, Inc. (a)                                            126,100    $    2,061,735             1.01%
Oregon Steel Mills, Inc. (a)                                     69,300    $    1,074,150             0.53%
Ryerson Tull, Inc.                                               35,500    $      544,570             0.27%
Steel Technologies, Inc.                                         19,100    $      441,401             0.22%
Stillwater Mining Co. (a)                                        79,400    $    1,155,270             0.57%
                                                                           --------------     ------------
TOTAL METALS & MINING                                                      $    8,180,038             4.02%
                                                                           --------------     ------------
MULTILINE RETAIL
Dillard's, Inc.                                                 103,300    $    2,354,207             1.15%
                                                                           --------------     ------------
TOTAL MULTILINE RETAIL                                                     $    2,354,207             1.15%
                                                                           --------------     ------------
MULTI-UTILITIES & UNREGULATED POWER
Avista Corp.                                                     18,100    $      315,845             0.15%
Energen Corp.                                                    76,300    $    3,612,805             1.77%
Westar Energy, Inc.                                              57,000    $    1,149,690             0.56%
                                                                           --------------     ------------
TOTAL MULTI-UTILITIES & UNREGULATED POWER                                  $    5,078,340             2.48%
                                                                           --------------     ------------
OFFICE ELECTRONICS
Gerber Scientific, Inc. (a)                                       7,800    $       50,544             0.02%
                                                                           --------------     ------------
TOTAL OFFICE ELECTRONICS                                                   $       50,544             0.02%
                                                                           --------------     ------------
OIL & GAS
Callon Petroleum Co. (a)                                         41,100    $      554,028             0.27%
Comstock Resources, Inc. (a)                                     27,100    $      570,184             0.28%
General Maritime Corp. (a)                                      130,800    $    3,879,528             1.90%
Giant Industries, Inc.                                           22,700    $      549,340             0.27%
Harvest Natural Resources, Inc. (a)                              64,100    $      883,298             0.43%
KCS Energy, Inc. (a)                                            277,900    $    4,107,362             2.01%
Overseas Shipholding Group, Inc.                                 85,400    $    3,835,314             1.88%
Petroleum Development Corp. (a)                                  24,600    $      654,606             0.32%
Plains Exploration & Production Co. (a)                         108,986    $    2,272,358             1.11%
Resource America, Inc.                                          117,800    $    2,621,050             1.28%

                                                     SHARES / PRINCIPAL
                                                          AMOUNT            MARKET VALUE      % NET ASSETS
Swift Energy Co. (a)                                             32,600    $      739,694             0.36%
Tesoro Petroleum Corp. (a)                                       98,300    $    2,850,700             1.39%
Vintage Petroleum, Inc.                                          33,100    $      566,010             0.28%
                                                                           --------------     ------------
TOTAL OIL & GAS                                                            $   24,083,472            11.78%
                                                                           --------------     ------------
PAPER & FOREST PRODUCTS
Louisiana-Pacific Corp.                                          73,400    $    1,738,112             0.85%
Potlatch Corp.                                                   11,200    $      449,008             0.22%
                                                                           --------------     ------------
TOTAL PAPER & FOREST PRODUCTS                                              $    2,187,120             1.07%
                                                                           --------------     ------------
PERSONAL PRODUCTS
Elizabeth Arden, Inc. (a)                                           300    $        5,901             0.00%
                                                                           --------------     ------------
TOTAL PERSONAL PRODUCTS                                                    $        5,901             0.00%
                                                                           --------------     ------------
REAL ESTATE
American Land Lease, Inc.                                         3,500    $       66,535             0.03%
Anworth Mortgage Asset Corp.                                     11,600    $      122,960             0.06%
Bluegreen Corp. (a)                                             115,200    $    1,348,992             0.66%
California Coastal Communities, Inc. (a)                         26,700    $      550,287             0.27%
Corrections Corp. of America (a)                                 48,700    $    1,835,990             0.90%
Cousins Properties, Inc.                                         16,100    $      517,293             0.25%
CRT Properties, Inc.                                             36,200    $      781,920             0.38%
Impac Mortgage Holdings, Inc.                                   154,200    $    3,538,890             1.73%
LaSalle Hotel Properties                                         51,400    $    1,323,036             0.65%
LNR Property Corp.                                               16,000    $      864,160             0.42%
National Health Investors, Inc.                                  23,900    $      655,577             0.32%
Newcastle Investment Corp.                                       49,800    $    1,408,842             0.69%
Novastar Financial, Inc.                                         11,000    $      441,210             0.22%
Price Legacy Corp.                                               31,700    $      580,427             0.28%
Prime Group Realty Trust (a)                                      1,900    $        9,785             0.00%
Redwood Trust, Inc.                                               7,800    $      442,806             0.22%
Senior Housing Properties Trust                                  22,600    $      377,420             0.18%
                                                                           --------------     ------------
TOTAL REAL ESTATE                                                          $   14,866,130             7.26%
                                                                           --------------     ------------
ROAD & RAIL
AMERCO, Inc. (a)                                                  7,800    $      176,904             0.09%
Florida East Coast Industries, Inc.                              24,800    $      921,816             0.45%
RailAmerica, Inc. (a)                                            69,100    $      777,375             0.38%
SCS Transportation, Inc. (a)                                     83,500    $    2,150,125             1.05%

                                                     SHARES / PRINCIPAL
                                                          AMOUNT            MARKET VALUE      % NET ASSETS
TOTAL ROAD & RAIL                                                          $    4,026,220             1.97%
                                                                           --------------     ------------
SPECIALTY RETAIL
                                                                152,300    $    1,512,339             0.74%
Building Materials Holding Corp.                                 38,300    $      766,957             0.38%
Pep Boys-Manny, Moe & Jack (The)                                 14,800    $      306,360             0.15%
Rent-Way, Inc. (a)                                              181,400    $    1,364,128             0.67%
Stage Stores, Inc. (a)                                           30,100    $    1,067,346             0.52%
                                                                           --------------     ------------
TOTAL SPECIALTY RETAIL                                                     $    5,017,130             2.46%
                                                                           --------------     ------------
TEXTILES, APPAREL & LUXURY GOODS
                                                                302,000    $    2,277,080             1.11%
Brown Shoe Co., Inc.                                              4,700    $      151,481             0.07%
Haggar Corp.                                                    121,200    $    2,333,100             1.14%
Hampshire Group, Ltd. (a)                                        12,200    $      344,772             0.17%
Movado Group, Inc.                                                2,200    $       33,022             0.02%
Perry Ellis International, Inc. (a)                               8,200    $      193,192             0.09%
Phillips-Van Heusen Corp.                                        39,600    $      751,212             0.37%
                                                                           --------------     ------------
TOTAL TEXTILES, APPAREL & LUXURY GOODS                                     $    6,083,859             2.97%
                                                                           --------------     ------------
THRIFTS & MORTGAGE FINANCE
BankAtlantic Bancorp, Inc.                                       17,900    $      326,496             0.16%
BankUnited Financial Corp. (a)                                   23,800    $      638,792             0.31%
Berkshire Hills Bancorp, Inc.                                     4,700    $      175,780             0.09%
Capital Crossing Bank (a)                                         5,700    $      293,265             0.14%
Commercial Capital Bancorp, Inc. (a)                             32,532    $      714,729             0.35%
Corus Bankshares, Inc.                                            7,600    $      305,140             0.15%
EverTrust Financial Group, Inc.                                  25,600    $      651,264             0.32%
First Financial Service Corp.                                       400    $        9,732             0.00%
FirstFed Financial Corp. (a)                                        800    $       36,248             0.02%
Flagstar Bancorp, Inc.                                           19,300    $      379,631             0.19%
Fremont General Corp.                                            10,600    $      199,068             0.10%
Hudson River Bancorp., Inc.                                      22,500    $      388,800             0.19%
ITLA Capital Corp.                                                9,400    $      377,786             0.18%
New Century Financial Corp.                                      11,700    $      550,485             0.27%
Ocwen Financial Corp. (a)                                        83,600    $      740,696             0.36%
PennFed Financial Services, Inc.                                 16,000    $      526,560             0.26%
Provident Financial Holdings, Inc.                                3,450    $       80,592             0.04%
Sterling Financial Corp. (a)                                      8,522    $      269,636             0.13%

                                                     SHARES / PRINCIPAL
                                                          AMOUNT            MARKET VALUE      % NET ASSETS
United Community Financial Corp.                                  7,300    $       84,899             0.04%
Warwick Community Bancorp, Inc.                                     400    $       12,800             0.01%
Waypoint Financial Corp.                                         20,700    $      568,215             0.28%
WSFS Financial Corp.                                              7,600    $      378,100             0.19%
                                                                           --------------     ------------
TOTAL THRIFTS & MORTGAGE FINANCE                                           $    7,708,714             3.78%
                                                                           --------------     ------------
TOBACCO
Universal Corp.                                                   5,100    $      245,973             0.12%
                                                                           --------------     ------------
TOTAL TOBACCO                                                              $      245,973             0.12%
                                                                           --------------     ------------
WIRELESS TELECOMMUNICATION SERVICES
American Tower Corp. (a)                                          2,000    $       28,920             0.01%
Crown Castle International Corp. (a)                              1,900    $       26,828             0.01%
Dobson Communications Corp. (a)                                  53,300    $      142,311             0.07%
SBA Communications Corp. (a)                                    153,900    $      774,117             0.38%
                                                                           --------------     ------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                                  $      972,176             0.47%
                                                                           --------------     ------------
TOTAL COMMON STOCK                                                         $  189,744,003            92.86%
                                                                           --------------     ------------
INVESTMENT COMPANIES
CAPITAL MARKETS
iShares Russell 2000 Index Fund (c)                              18,300    $    2,013,000             0.99%
iShares Russell 2000 Value Index (c)                             12,200    $    2,002,020             0.98%
iShares S&P SmallCap 600 Index Fund (c)                          14,500    $    2,016,805             0.99%
iShares S&P SmallCap 600/BARRA Value Indes Fund (c)              19,200    $    2,006,208             0.98%
                                                                           --------------     ------------
TOTAL CAPITAL MARKETS                                                      $    8,038,033             3.94%
                                                                           --------------     ------------
TOTAL INVESTMENT COMPANIES                                                 $    8,038,033             3.94%
                                                                           --------------     ------------
REPURCHASE AGREEMENT
Bank of New York (The)
1.20%, dated 7/30/04,
due 8/2/04
Proceeds at maturity
$5,118,512
(Collateralized by
Federal National Mortgage
Association
4.313%, due 4/1/34
with a Principal Amount of
$5,400,000 and a
Market Value of $5,287,680
including accrued interest)                          $        5,118,000    $    5,118,000             2.50%
                                                                           --------------     ------------
TOTAL REPURCHASE AGREEMENT                                                 $    5,118,000             2.50%
                                                                           --------------     ------------

TOTAL INVESTMENTS
    (Cost $176,874,660) (d)                                                $  202,900,036(e)         99.30%
                                                                           --------------     ------------
Cash and Other Assets Less Liabilities                                     $    1,461,583             0.70%
                                                                           --------------     ------------
NET ASSETS                                                                 $  204,361,619           100.00%
                                                                           ==============     ============

---------------
(a)   Non-income producing security.

(b)   Less than one hundredth of a percent.

(c) Exchange Traded Fund - represents a basket of securities that are traded on an exchange.

(d)   The cost for federal income tax purposes is $176,879,029.

(e) At July 31, 2004 net unrealized appreciation was $26,021,007 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $30,849,452, and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $4,828,445.

PORTFOLIO HOLDINGS
As of 7/31/2004 (unaudited)

                                                            SHARES/PRINCIPAL
                                                                   AMOUNT      MARKET VALUE    % NET ASSETS
MAINSTAY BALANCED FUND
COMMON STOCK
AUTO COMPONENTS
Dana Corp.                                                          93,700      $1,807,473         0.63%
                                                                                ----------         ----
TOTAL AUTO COMPONENTS                                                           $1,807,473         0.63%
                                                                                ----------         ----

COMMERCIAL BANKS
First BanCorp                                                       26,900      $1,141,905         0.40%
International Bancshares Corp.                                      35,025      $1,350,214         0.47%
Silicon Valley Bancshares (a)                                       48,900      $1,790,229         0.63%
                                                                                ----------         ----
TOTAL COMMERCIAL BANKS                                                          $4,282,348         1.50%
                                                                                ----------         ----

COMMERCIAL SERVICES & SUPPLIES
Brink's Co. (The)                                                   99,700      $3,225,295         1.13%
Cendant Corp.                                                       88,800      $2,031,744         0.71%
Deluxe Corp.                                                        28,700      $1,264,235         0.44%
Kelly Services, Inc.                                                58,200      $1,578,966         0.55%
                                                                                ----------         ----
TOTAL COMMERCIAL SERVICES & SUPPLIES                                            $8,100,240         2.83%
                                                                                ----------         ----

COMPUTERS & PERIPHERALS
Dell, Inc. (a)                                                      22,500      $  798,075         0.28%
InFocus Corp. (a)                                                  279,800      $2,479,028         0.87%
                                                                                ----------         ----
TOTAL COMPUTERS & PERIPHERALS                                                   $3,277,103         1.15%
                                                                                ----------         ----

CONSUMER FINANCE
AmeriCredit Corp. (a)                                               53,400      $1,019,940         0.36%
Student Loan Corp. (The)                                             3,600      $  504,900         0.18%
WFS Financial, Inc. (a)                                             46,500      $2,127,375         0.75%
                                                                                ----------         ----
TOTAL CONSUMER FINANCE                                                          $3,652,215         1.29%
                                                                                ----------         ----

DIVERSIFIED FINANCIAL SERVICES
CIT Group, Inc.                                                     55,200      $1,918,752         0.67%
                                                                                ----------         ----
TOTAL DIVERSIFIED FINANCIAL SERVICES                                            $1,918,752         0.67%
                                                                                ----------         ----

                                                              SHARES/PRINCIPAL
                                                                    AMOUNT      MARKET VALUE   % NET ASSETS
ELECTRIC UTILITIES
Edison International                                               118,800      $ 3,183,840         1.12%
                                                                                -----------         ----
TOTAL ELECTRIC UTILITIES                                                        $ 3,183,840         1.12%
                                                                                -----------         ----

ELECTRONIC EQUIPMENT & INSTRUMENTS
Avnet, Inc. (a)                                                    141,300      $ 2,744,046         0.96%
Sanmina-SCI Corp. (a)                                              240,400      $ 1,764,536         0.62%
Solectron Corp. (a)                                                194,700      $ 1,070,850         0.38%
Tektronix, Inc.                                                     51,300      $ 1,559,520         0.55%
                                                                                -----------         ----
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                        $ 7,138,952         2.51%
                                                                                -----------         ----

FOOD & STAPLES RETAILING
Albertson's, Inc.                                                   43,900      $ 1,070,721         0.38%
SUPERVALU, Inc.                                                     34,600      $   988,176         0.35%
                                                                                -----------         ----
TOTAL FOOD & STAPLES RETAILING                                                  $ 2,058,897         0.73%
                                                                                -----------         ----

FOOD PRODUCTS
Hershey Foods Corp.                                                 34,800      $ 1,685,712         0.59%
Hormel Foods Corp.                                                  76,400      $ 2,267,552         0.80%
Kraft Foods, Inc.                                                   82,000      $ 2,505,100         0.88%
McCormick & Co., Inc.                                               57,300      $ 2,049,621         0.72%
Pilgrim's Pride Corp. Class B                                      108,900      $ 3,053,556         1.07%
Tyson Foods, Inc.                                                  111,500      $ 2,125,190         0.75%
                                                                                -----------         ----
TOTAL FOOD PRODUCTS                                                             $13,686,731         4.81%
                                                                                -----------         ----

HEALTH CARE EQUIPMENT & SUPPLIES
Apogent Technologies, Inc. (a)                                      30,000      $   975,000         0.34%
Bausch & Lomb, Inc.                                                 40,100      $ 2,469,759         0.87%
                                                                                -----------         ----
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                          $ 3,444,759         1.21%
                                                                                -----------         ----

HEALTH CARE PROVIDERS & SERVICES
Health Net, Inc. (a)                                                32,300      $   779,399         0.27%
HealthSouth Corp. (a)                                              102,700      $   559,715         0.20%
Humana, Inc. (a)                                                    46,300      $   838,493         0.29%
Manor Care, Inc.                                                    46,700      $ 1,459,375         0.51%
PacifiCare Health Systems, Inc. (a)                                 51,700      $ 1,580,469         0.55%
                                                                                -----------         ----
TOTAL HEALTH CARE PROVIDERS & SERVICES                                          $ 5,217,451         1.82%
                                                                                -----------         ----

HOTELS, RESTAURANTS & LEISURE
Bob Evans Farms, Inc.                                               48,400      $ 1,288,408         0.45%

                                                              SHARES/PRINCIPAL
                                                                    AMOUNT      MARKET VALUE   % NET ASSETS
Darden Restaurants, Inc.                                           117,200      $  2,499,876        0.88%
Outback Steakhouse, Inc.                                            29,300      $  1,189,873        0.42%
                                                                                ------------        ----
TOTAL HOTELS, RESTAURANTS & LEISURE                                             $  4,978,157        1.75%
                                                                                ------------        ----

HOUSEHOLD DURABLES
Black & Decker Corp. (The)                                          40,900      $  2,859,319        1.00%
Fortune Brands, Inc.                                                29,800      $  2,150,964        0.75%
KB HOME                                                              6,300      $    403,515        0.14%
La-Z-Boy, Inc.                                                      52,100      $    900,288        0.32%
M.D.C. Holdings, Inc.                                               23,210      $  1,558,552        0.55%
NVR, Inc. (a)                                                        2,400      $  1,118,400        0.39%
Ryland Group, Inc. (The)                                             7,400      $    572,908        0.20%
Stanley Works (The)                                                 52,200      $  2,213,280        0.78%
Toll Brothers, Inc. (a)                                             23,200      $    921,968        0.32%
                                                                                ------------        ----
TOTAL HOUSEHOLD DURABLES                                                        $ 12,699,194        4.45%
                                                                                ------------        ----

HOUSEHOLD PRODUCTS
Clorox Co. (The)                                                    46,100      $  2,294,397        0.80%
Energizer Holdings, Inc. (a)                                        50,400      $  1,920,240        0.67%
                                                                                ------------        ----
TOTAL HOUSEHOLD PRODUCTS                                                        $  4,214,637        1.47%
                                                                                ------------        ----

INDUSTRIAL CONGLOMERATES
Alleghany Corp. (a)                                                  5,100      $  1,379,550        0.48%
                                                                                ------------        ----
TOTAL INDUSTRIAL CONGLOMERATES                                                  $  1,379,550        0.48%
                                                                                ------------        ----

INSURANCE
MBIA, Inc.                                                          22,500      $  1,214,550        0.43%
Torchmark Corp.                                                     44,600      $  2,331,688        0.82%
                                                                                ------------        ----
TOTAL INSURANCE                                                                 $  3,546,238        1.25%
                                                                                ------------        ----

MACHINERY
Terex Corp. (a)                                                     67,800      $  2,638,098        0.93%
                                                                                ------------        ----
TOTAL MACHINERY                                                                 $  2,638,098        0.93%
                                                                                ------------        ----

METALS & MINING
United States Steel Corp.                                           95,100      $  3,627,114        1.27%
                                                                                ------------        ----
TOTAL METALS & MINING                                                           $  3,627,114        1.27%
                                                                                ------------        ----

MULTILINE RETAIL
Dillard's, Inc.                                                     71,900      $  1,638,601        0.57%

                                                              SHARES/PRINCIPAL
                                                                    AMOUNT      MARKET VALUE   % NET ASSETS
Federated Department Stores, Inc.                                   13,700      $   656,504         0.23%
Kmart Holding Corp. (a)                                             21,600      $ 1,672,488         0.59%
Neiman Marcus Group Inc. (The)                                       9,400      $   512,770         0.18%
Saks, Inc. (a)                                                      73,500      $   959,175         0.34%
Sears, Roebuck and Co.                                              14,600      $   535,528         0.19%
                                                                                -----------         ----
TOTAL MULTILINE RETAIL                                                          $ 5,975,066         2.10%
                                                                                -----------         ----

MULTI-UTILITIES & UNREGULATED POWER
Calpine Corp. (a)                                                  189,700      $   732,242         0.26%
Reliant Energy, Inc. (a)                                           295,100      $ 2,915,588         1.02%
Williams Cos., Inc. (The)                                          163,300      $ 1,984,095         0.70%
                                                                                -----------         ----
TOTAL MULTI-UTILITIES & UNREGULATED POWER                                       $ 5,631,925         1.98%
                                                                                -----------         ----

OIL & GAS
Burlington Resources, Inc.                                          88,600      $ 3,381,862         1.19%
Overseas Shipholding Group, Inc.                                    64,000      $ 2,874,240         1.01%
Premcor, Inc. (a)                                                   89,100      $ 3,198,690         1.12%
Sunoco, Inc.                                                        47,800      $ 3,258,526         1.14%
Tesoro Petroleum Corp. (a)                                         116,300      $ 3,372,700         1.18%
Valero Energy Corp.                                                 44,600      $ 3,341,432         1.17%
                                                                                -----------         ----
TOTAL OIL & GAS                                                                 $19,427,450         6.81%
                                                                                -----------         ----

PAPER & FOREST PRODUCTS
Louisiana-Pacific Corp.                                            147,900      $ 3,502,272         1.23%
                                                                                -----------         ----
TOTAL PAPER & FOREST PRODUCTS                                                   $ 3,502,272         1.23%
                                                                                -----------         ----

PERSONAL PRODUCTS
Estee Lauder Cos., Inc. (The) Class A                               56,600      $ 2,484,740         0.87%
                                                                                -----------         ----
TOTAL PERSONAL PRODUCTS                                                         $ 2,484,740         0.87%
                                                                                -----------         ----

PHARMACEUTICALS
Mylan Laboratories, Inc.                                            45,600      $   675,792         0.24%
                                                                                -----------         ----
TOTAL PHARMACEUTICALS                                                           $   675,792         0.24%
                                                                                -----------         ----

REAL ESTATE
AMB Property Corp.                                                  23,800      $   836,332         0.29%
Cousins Properties, Inc.                                            39,800      $ 1,278,774         0.45%
Equity Office Properties Trust                                      76,400      $ 1,982,580         0.70%
Hospitality Properties Trust                                        21,800      $   869,384         0.30%
LNR Property Corp.                                                  11,600      $   626,516         0.22%

                                                              SHARES/PRINCIPAL
                                                                    AMOUNT      MARKET VALUE   % NET ASSETS
Reckson Associates Realty Corp.                                     45,000      $ 1,246,950         0.44%
                                                                                -----------         ----
TOTAL REAL ESTATE                                                               $ 6,840,536         2.40%
                                                                                -----------         ----

SOFTWARE
Activision, Inc. (a)                                               178,500      $ 2,615,026         0.92%
Autodesk, Inc.                                                      64,500      $ 2,592,900         0.91%
Cadence Design Systems, Inc. (a)                                   143,100      $ 1,927,557         0.68%
Citrix Systems, Inc. (a)                                            59,400      $ 1,046,628         0.37%
                                                                                -----------         ----
TOTAL SOFTWARE                                                                  $ 8,182,111         2.88%
                                                                                -----------         ----

SPECIALTY RETAIL
Barnes & Noble, Inc. (a)                                            15,000      $   515,700         0.18%
Circuit City Stores, Inc.                                          107,400      $ 1,514,340         0.53%
Home Depot, Inc. (The)                                              16,500      $   556,380         0.20%
Sherwin-Williams Co. (The)                                          30,100      $ 1,215,438         0.43%
Zale Corp. (a)                                                      23,100      $   626,934         0.22%
                                                                                -----------         ----
TOTAL SPECIALTY RETAIL                                                          $ 4,428,792         1.56%
                                                                                -----------         ----

TEXTILES, APPAREL & LUXURY GOODS
Reebok International Ltd.                                            7,700      $   262,262         0.09%
                                                                                -----------         ----
TOTAL TEXTILES, APPAREL & LUXURY GOODS                                          $   262,262         0.09%
                                                                                -----------         ----

THRIFTS & MORTGAGE FINANCE
Astoria Financial Corp.                                             57,000      $ 1,947,120         0.68%
Countrywide Financial Corp.                                         32,000      $ 2,307,200         0.81%
Doral Financial Corp.                                               15,700      $   616,225         0.22%
Federal Home Loan Mortgage Corp.                                    15,600      $ 1,003,236         0.35%
Fremont General Corp.                                               86,900      $ 1,631,982         0.57%
GreenPoint Financial Corp.                                          34,100      $ 1,385,483         0.49%
Independence Community Bank Corp.                                   23,700      $   884,958         0.31%
IndyMac Bancorp, Inc.                                               44,600      $ 1,481,612         0.52%
MGIC Investment Corp.                                               20,900      $ 1,483,900         0.52%
New Century Financial Corp.                                         39,000      $ 1,834,950         0.64%
New York Community Bancorp, Inc.                                    50,700      $   975,468         0.34%
PMI Group, Inc. (The)                                               49,300      $ 2,032,639         0.71%
Radian Group, Inc.                                                  12,700      $   584,454         0.20%
                                                                                -----------         ----
TOTAL THRIFTS & MORTGAGE FINANCE                                                $18,169,227         6.36%
                                                                                -----------         ----

TOBACCO
Reynolds American, Inc.                                             33,800      $ 2,431,910         0.85%

                                                       SHARES / PRINCIPAL
                                                              AMOUNT           MARKET VALUE     % NET ASSETS
TOTAL TOBACCO                                                                  $  2,431,910          0.85%
                                                                               ------------         -----
TOTAL COMMON STOCK                                                             $168,863,832         59.24%
                                                                               ------------         -----

CORPORATE BONDS
AEROSPACE & DEFENSE
General Dynamics Corp.                                     $    874,000        $    876,346          0.31%
  4.50%, due 8/15/10
Honeywell, Inc.                                            $    131,000        $    145,331          0.05%
  7.125%, due 4/15/08
Honeywell, Inc.                                            $  1,111,000        $  1,209,468          0.42%
  7.00%, due 3/15/07
United Technologies Corp.                                  $  2,228,000        $  2,448,525          0.86%
  6.50%, due 6/1/09
                                                                               ------------         -----
TOTAL AEROSPACE & DEFENSE                                                      $  4,679,670          1.64%
                                                                               ------------         -----

BEVERAGES
Anheuser-Busch Cos., Inc.                                  $    454,000        $    479,314          0.17%
  5.65%, due 9/15/08
Anheuser-Busch Cos., Inc.                                  $    655,000        $    700,159          0.25%
  5.75%, due 4/1/10
Anheuser-Busch Cos., Inc.                                  $    900,000        $    942,646          0.33%
  5.375%, due 9/15/08
Coca-Cola Co. (The)                                        $    437,000        $    442,328          0.16%
  4.00%, due 6/1/05
PepsiCo, Inc.                                              $  1,747,000        $  1,870,735          0.66%
  5.75%, due 1/15/08
                                                                               ------------         -----
TOTAL BEVERAGES                                                                $  4,435,182          1.57%
                                                                               ------------         -----

CAPITAL MARKETS
Bear Stearns Cos., Inc. (The)                              $  1,092,000        $  1,095,071          0.38%
  4.00%, due 1/31/08
Goldman Sachs Group, Inc. (The)                            $    874,000        $    895,795          0.31%
  5.70%, due 9/1/12
Goldman Sachs Group, Inc. (The)                            $  1,136,000        $  1,243,635          0.44%
  6.65%, due 5/15/09
J.P. Morgan & Co., Inc.                                    $    262,000        $    282,931          0.10%
  6.25%, due 2/15/11
JPMorgan Chase & Co.                                       $  1,048,000        $  1,107,510          0.39%
  5.35%, due 3/1/07
Lehman Brothers Holdings, Inc.                             $  1,311,000        $  1,433,852          0.50%
  6.625%, due 1/18/12

                                                       SHARES / PRINCIPAL
                                                              AMOUNT           MARKET VALUE     % NET ASSETS
Lehman Brothers Holdings, Inc.                             $    501,000        $    527,508          0.18%
  6.625%, due 2/5/06
Lehman Brothers, Inc.                                      $    306,000        $    331,874          0.12%
  7.625%, due 6/1/06
Merrill Lynch & Co., Inc.                                  $    612,000        $    662,461          0.23%
  7.00%, due 1/15/07
Merrill Lynch & Co., Inc.                                  $    437,000        $    467,091          0.16%
  6.00%, due 2/17/09
Merrill Lynch & Co., Inc. Series CPI                       $    437,000        $    433,657          0.15%
  3.445%, due 3/2/09 (b)
Morgan Stanley                                             $    874,000        $    924,620          0.32%
  5.80%, due 4/1/07
Morgan Stanley                                             $  1,311,000        $  1,440,206          0.51%
  6.75%, due 4/15/11
                                                                               ------------          ----
TOTAL CAPITAL MARKETS                                                          $ 10,846,211          3.79%
                                                                               ------------          ----

CHEMICALS
E.I. du Pont de Nemours & Co.                              $    805,000        $    802,580          0.28%
  3.375%, due 11/15/07
                                                                               ------------          ----
TOTAL CHEMICALS                                                                $    802,580          0.28%
                                                                               ------------          ----

COMMERCIAL BANKS
Bank of America Corp.                                      $  1,660,000        $  1,848,696          0.65%
  7.125%, due 3/1/09
Bank One Corp.                                             $  1,747,000        $  1,870,595          0.66%
  6.00%, due 8/1/08
Deutsche Bank Financial                                    $  1,311,000        $  1,408,607          0.49%
  6.70%, due 12/13/06
Mellon Bank NA Series BKNT                                 $  1,311,000        $  1,468,778          0.52%
  7.625%, due 9/15/07
U.S. Bancorp Series N                                      $    437,000        $    426,215          0.15%
  3.125%, due 3/15/08
US Bank NA                                                 $  1,747,000        $  1,855,932          0.65%
  5.70%, due 12/15/08
Wachovia Corp.                                             $    437,000        $    453,327          0.16%
  4.95%, due 11/1/06
Wachovia Corp.                                             $  1,311,000        $  1,422,385          0.50%
  6.375%, due 1/15/09
Wells Fargo & Co.                                          $    437,000        $    432,882          0.15%
  3.50%, due 4/4/08
Wells Fargo Bank NA, San Fransisco                         $  1,747,000        $  1,915,596          0.67%
  6.45%, due 2/1/11
                                                                               ------------          ----
TOTAL COMMERCIAL BANKS                                                         $ 13,103,013          4.60%
                                                                               ------------          ----

                                                       SHARES / PRINCIPAL
                                                              AMOUNT           MARKET VALUE     % NET ASSETS
COMMERCIAL SERVICES & SUPPLIES
Pitney Bowes, Inc.                                         $  1,131,000        $  1,187,366          0.42%
  5.875%, due 5/1/06
                                                                               ------------          ----
TOTAL COMMERCIAL SERVICES & SUPPLIES                                           $  1,187,366          0.42%
                                                                               ------------          ----

COMPUTERS & PERIPHERALS
Hewlett-Packard Co.                                        $  1,311,000        $  1,384,692          0.49%
  5.75%, due 12/15/06
International Business Machines Corp.                      $    437,000        $    454,466          0.16%
  4.875%, due 10/1/06
International Business Machines Corp.                      $    958,000        $  1,006,039          0.35%
  5.375%, due 2/1/09
International Business Machines Corp.                      $    467,000        $    493,455          0.17%
  5.50%, due 1/15/09
                                                                               ------------          ----
TOTAL COMPUTERS & PERIPHERALS                                                  $  3,338,652          1.17%
                                                                               ------------          ----

CONSUMER FINANCE
American Express Credit Corp.                              $    874,000        $    845,677          0.30%
  3.00%, due 5/16/08
Caterpillar Financial Services Corp.                       $    725,000        $    751,864          0.26%
  4.875%, due 6/15/07
Deere (John) Capital Corp.                                 $    218,000        $    218,784          0.08%
  3.90%, due 1/15/08
Deere (John) Capital Corp.                                 $    437,000        $    448,317          0.16%
  4.50%, due 8/22/07
Deere (John) Capital Corp. Series D                        $    437,000        $    438,758          0.15%
  3.125%, due 12/15/05
Household Finance Corp.                                    $    437,000        $    464,696          0.16%
  5.875%, due 2/1/09
Household Finance Corp.                                    $    437,000        $    472,676          0.17%
  6.375%, due 8/1/10
Household Finance Corp.                                    $    874,000        $    962,812          0.34%
  6.75%, due 5/15/11
SLM Corp.                                                  $    437,000        $    434,125          0.15%
  3.625%, due 3/17/08
SLM Corp.                                                  $    437,000        $    432,042          0.15%
  4.00%, due 1/15/09
SLM Corp. Series A                                         $  1,311,000        $  1,302,098          0.46%
  3.49%, due 3/2/09 (b)
SLM Corp. Series CPI                                       $    874,000        $    869,875          0.31%
  4.41%, due 1/31/14 (b)
Toyota Motor Credit Corp.                                  $  1,477,000        $  1,561,304          0.55%
  5.50%, due 12/15/08

                                                       SHARES / PRINCIPAL
                                                              AMOUNT           MARKET VALUE     % NET ASSETS
                                                                               ------------          ----
TOTAL CONSUMER FINANCE                                                         $  9,203,028          3.24%
                                                                               ------------          ----

DIVERSIFIED FINANCIAL SERVICES
Boeing Capital Corp.                                       $    859,000        $    908,021          0.32%
  5.75%, due 2/15/07
CIT Group, Inc.                                            $    655,000        $    650,241          0.23%
  4.75%, due 12/15/10
Citigroup, Inc.                                            $    655,000        $    680,825          0.24%
  5.00%, due 3/6/07
Citigroup, Inc.                                            $    874,000        $    961,085          0.34%
  6.50%, due 1/18/11
Heller Financial, Inc.                                     $    218,000        $    229,650          0.08%
  6.375%, due 3/15/06
Pitney Bowes Credit Corp.                                  $    874,000        $    932,339          0.33%
  5.75%, due 8/15/08
Wells Fargo Financial, Inc.                                $    109,000        $    122,357          0.04%
  6.85%, due 7/15/09
                                                                               ------------          ----
TOTAL DIVERSIFIED FINANCIAL SERVICES                                           $  4,484,518          1.58%
                                                                               ------------          ----

DIVERSIFIED TELECOMMUNICATION SERVICES
BellSouth Telecommunications, Inc.                         $    262,000        $    278,089          0.10%
  5.875%, due 1/15/09
GTE North, Inc. Series F                                   $    437,000        $    469,376          0.16%
  6.375%, due 2/15/10
New York Telephone                                         $    874,000        $    917,720          0.32%
  6.125%, due 1/15/10
Pacific Bell                                               $    437,000        $    467,879          0.16%
  6.875%, due 8/15/06
Southwestern Bell Telephone Co.                            $     87,000        $     93,489          0.03%
  6.375%, due 11/15/07
                                                                               ------------          ----
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                                   $  2,226,553          0.77%
                                                                               ------------          ----

ELECTRICAL EQUIPMENT
Emerson Electric Co.                                       $  1,386,000        $  1,485,747          0.52%
  5.85%, due 3/15/09
Emerson Electric Co.                                       $    262,000        $    270,584          0.09%
  5.00%, due 10/15/08
                                                                               ------------          ----
TOTAL ELECTRICAL EQUIPMENT                                                     $  1,756,331          0.61%
                                                                               ------------          ----

FOOD & STAPLES RETAILING
Sysco Corp.                                                $    437,000        $    451,139          0.16%
  6.50%, due 6/15/05

                                                       SHARES / PRINCIPAL
                                                              AMOUNT           MARKET VALUE     % NET ASSETS
Wal-Mart Stores, Inc.                                      $  1,311,000        $  1,467,899          0.51%
  6.875%, due 8/10/09
Wal-Mart Stores, Inc.                                      $    349,000        $    403,672          0.14%
  7.25%, due 6/1/13
                                                                               ------------          ----
TOTAL FOOD & STAPLES RETAILING                                                 $  2,322,710          0.81%
                                                                               ------------          ----

FOOD PRODUCTS
Campbell Soup Co.                                          $    655,000        $    688,023          0.24%
  5.50%, due 3/15/07
ConAgra Foods, Inc.                                        $    568,000        $    571,286          0.20%
  7.40%, due 9/15/04
General Mills, Inc.                                        $    437,000        $    454,839          0.16%
  5.125%, due 2/15/07
Kellogg Co.                                                $    564,000        $    578,101          0.20%
  4.875%, due 10/15/05
Sara Lee Corp. Series C                                    $  1,048,000        $  1,126,927          0.40%
  6.00%, due 1/15/08
Unilever Capital Corp.                                     $    961,000        $  1,011,613          0.35%
  6.875%, due 11/1/05
                                                                               ------------          ----
TOTAL FOOD PRODUCTS                                                            $  4,430,789          1.55%
                                                                               ------------          ----

HEALTH CARE PROVIDERS & SERVICES
Cardinal Health, Inc.                                      $    507,000        $    510,069          0.18%
  4.45%, due 6/30/05
Cardinal Health, Inc.                                      $    393,000        $    405,532          0.14%
  6.00%, due 1/15/06
                                                                               ------------          ----
TOTAL HEALTH CARE PROVIDERS & SERVICES                                         $    915,601          0.32%
                                                                               ------------          ----

HOTELS, RESTAURANTS & LEISURE
McDonald's Corp. Series G                                  $    218,000        $    220,452          0.08%
  4.15%, due 2/15/05
                                                                               ------------          ----
TOTAL HOTELS, RESTAURANTS & LEISURE                                            $    220,452          0.08%
                                                                               ------------          ----

HOUSEHOLD PRODUCTS
Colgate-Palmolive Co. Series E                             $    437,000        $    442,229          0.16%
  3.98%, due 4/29/05
Procter & Gamble Co. (The)                                 $    437,000        $    442,851          0.16%
  4.00%, due 4/30/05
Procter & Gamble Co. (The)                                 $    218,000        $    226,472          0.08%
  4.75%, due 6/15/07
                                                                               ------------          ----
TOTAL HOUSEHOLD PRODUCTS                                                       $  1,111,552          0.40%
                                                                               ------------          ----

INDUSTRIAL CONGLOMERATES

                                                       SHARES / PRINCIPAL
                                                              AMOUNT           MARKET VALUE     % NET ASSETS
3M Co. Series C                                            $    437,000        $    447,232          0.16%
  4.15%, due 6/30/05
                                                                               ------------          ----
TOTAL INDUSTRIAL CONGLOMERATES                                                 $    447,232          0.16%
                                                                               ------------          ----

INSURANCE
Loews Corp.                                                $    437,000        $    460,913          0.16%
  6.75%, due 12/15/06
                                                                               ------------          ----
TOTAL INSURANCE                                                                $    460,913          0.16%
                                                                               ------------          ----

IT SERVICES
Computer Sciences Corp.                                    $    293,000        $    314,889          0.11%
  6.25%, due 3/15/09
First Data Corp.                                           $    661,000        $    694,447          0.24%
  5.625%, due 11/1/11
First Data Corp. Series D                                  $  1,070,000        $  1,145,037          0.40%
  5.80%, due 12/15/08
                                                                               ------------          ----
TOTAL IT SERVICES                                                              $  2,154,373          0.75%
                                                                               ------------          ----

MACHINERY
Illinois Tool Works, Inc.                                  $  1,590,000        $  1,699,742          0.60%
  5.75%, due 3/1/09
                                                                               ------------          ----
TOTAL MACHINERY                                                                $  1,699,742          0.60%
                                                                               ------------          ----

MEDIA
Gannett Co., Inc.                                          $    437,000        $    444,268          0.16%
  4.95%, due 4/1/05
Gannett Co., Inc.                                          $    437,000        $    461,016          0.16%
  5.50%, due 4/1/07
                                                                               ------------          ----
TOTAL MEDIA                                                                    $    905,284          0.32%
                                                                               ------------          ----

MULTILINE RETAIL
Kohl's Corp.                                               $    612,000        $    664,399          0.23%
  6.30%, due 3/1/11
Target Corp.                                               $    306,000        $    321,802          0.11%
  5.95%, due 5/15/06
Target Corp.                                               $    306,000        $    320,775          0.11%
  5.375%, due 6/15/09
Target Corp.                                               $  1,179,000        $  1,243,249          0.44%
  5.50%, due 4/1/07
                                                                               ------------          ----
TOTAL MULTILINE RETAIL                                                         $  2,550,225          0.89%
                                                                               ------------          ----

MULTI-UTILITIES & UNREGULATED POWER

                                                       SHARES / PRINCIPAL
                                                              AMOUNT           MARKET VALUE     % NET ASSETS
IES Utilities, Inc. Series A                               $  1,311,000        $  1,431,801          0.50%
  6.625%, due 8/1/09
                                                                               ------------          ----
TOTAL MULTI-UTILITIES & UNREGULATED POWER                                      $  1,431,801          0.50%
                                                                               ------------          ----

OIL & GAS
ChevronTexaco Capital Co.                                  $    706,000        $    706,879          0.25%
  3.50%, due 9/17/07
Tosco Corp.                                                $    874,000        $    949,370          0.33%
  7.25%, due 1/1/07
                                                                               ------------          ----
TOTAL OIL & GAS                                                                $  1,656,249          0.58%
                                                                               ------------          ----

PERSONAL PRODUCTS
Gillette Co. (The)                                         $    437,000        $    424,719          0.15%
  2.875%, due 3/15/08
Gillette Co. (The)                                         $  1,311,000        $  1,315,159          0.46%
  3.50%, due 10/15/07
                                                                               ------------          ----
TOTAL PERSONAL PRODUCTS                                                        $  1,739,878          0.61%
                                                                               ------------          ----

PHARMACEUTICALS
Abbott Laboratories                                        $    874,000        $    917,162          0.32%
  5.625%, due 7/1/06
Bristol-Myers Squibb Co.                                   $    437,000        $    451,386          0.16%
  4.75%, due 10/1/06
Johnson & Johnson                                          $  1,747,000        $  1,951,140          0.68%
  6.625%, due 9/1/09
Lilly (Eli) & Co.                                          $    655,000        $    687,328          0.24%
  5.50%, due 7/15/06
Merck & Co., Inc. Series E                                 $    655,000        $    661,845          0.23%
  4.125%, due 1/18/05
Pfizer, Inc.                                               $    874,000        $    878,105          0.31%
  3.625%, due 11/1/04
Pharmacia Corp.                                            $    437,000        $    469,398          0.16%
  5.875%, due 12/1/08
Warner-Lambert Co.                                         $    218,000        $    234,119          0.08%
  6.00%, due 1/15/08
                                                                               ------------          ----
TOTAL PHARMACEUTICALS                                                          $  6,250,483          2.18%
                                                                               ------------          ----

SPECIALTY RETAIL
Home Depot, Inc. (The)                                     $  1,118,000        $  1,164,869          0.41%
  5.375%, due 4/1/06
Sherwin-Williams Co. (The)                                 $  2,219,000        $  2,387,200          0.84%
  6.85%, due 2/1/07
                                                                               ------------          ----
TOTAL SPECIALTY RETAIL                                                         $  3,552,069          1.25%
                                                                               ------------          ----

                                                       SHARES / PRINCIPAL
                                                              AMOUNT           MARKET VALUE     % NET ASSETS
THRIFTS & MORTGAGE FINANCE
General Electric Capital Corp. Series A                    $    874,000        $    919,357          0.32%
  5.375%, due 3/15/07
General Electric Capital Corp. Series A                    $    437,000        $    444,383          0.16%
  4.25%, due 1/15/08
                                                                               ------------         -----
TOTAL THRIFTS & MORTGAGE FINANCE                                               $  1,363,740          0.48%
                                                                               ------------         -----

TRANSPORTATION INFRASTRUCTURE
International Lease Finance Corp.                          $    437,000        $    446,832          0.16%
  4.50%, due 5/1/08
International Lease Finance Corp.                          $    655,000        $    688,708          0.24%
  5.625%, due 6/1/07
                                                                               ------------         -----
TOTAL TRANSPORTATION INFRASTRUCTURE                                            $  1,135,540          0.40%
                                                                               ------------         -----
TOTAL CORPORATE BONDS                                                          $ 90,411,737         31.71%
                                                                               ------------         -----

FEDERAL & GOVERNMENT AGENCY
FEDERAL FARM CREDIT BANK
Federal Farm Credit Banks                                  $    437,000        $    430,251          0.15%
  2.25%, due 9/1/06
Federal Farm Credit Banks                                  $    437,000        $    436,369          0.15%
  3.47%, due 10/3/07
Federal Farm Credit Banks                                  $    437,000        $    441,020          0.15%
  3.80%, due 9/4/07
Federal Farm Credit Banks                                  $    655,000        $    637,555          0.22%
  3.875%, due 5/7/10
                                                                               ------------         -----
TOTAL FEDERAL FARM CREDIT BANK                                                 $  1,945,195          0.67%
                                                                               ------------         -----

FEDERAL HOME LOAN BANK
Federal Home Loan Bank                                     $    437,000        $    472,756          0.17%
  6.21%, due 12/3/07
Federal Home Loan Bank                                     $    874,000        $    875,289          0.31%
  3.00%, due 10/30/08 --- 6.25%, beginning 10/30/04
Federal Home Loan Bank Series 392                          $    874,000        $    871,763          0.31%
  2.50%, due 3/15/06
Federal Home Loan Bank Series DL08                         $    874,000        $    863,149          0.30%
  3.50%, due 2/11/08

                                                                   SHARES / PRINCIPAL
                                                                         AMOUNT             MARKET VALUE     % NET ASSETS
Federal Home Loan Bank Series FV08                                   $    437,000           $    432,354         0.15%
  3.375%, due 2/15/08
Federal Home Loan Bank Series RH10                                   $    218,000           $    213,207         0.07%
  3.875%, due 2/12/10
Federal Home Loan Bank Series UA10                                   $    655,000           $    634,970         0.22%
  3.75%, due 4/1/10
                                                                                            ------------         ----
TOTAL FEDERAL HOME LOAN BANK                                                                $  4,363,488         1.53%
                                                                                            ------------         ----

FEDERAL HOME LOAN MORTGAGE CORP.

Federal Home Loan Mortgage Corp. Series 1982 Class VC                $    655,000           $    664,888         0.23%
  6.50%, due 1/15/12
Federal Home Loan Mortgage Corp. Series 2579 Class PG                $    437,000           $    435,547         0.15%
  4.00%, due 3/15/27
Federal Home Loan Mortgage Corp. Series 2589 Class GD                $    437,000           $    438,944         0.15%
  5.00%, due 9/15/28
Federal Home Loan Mortgage Corp. Series 2600 Class MJ                $    437,000           $    431,556         0.15%
  5.00%, due 9/15/29
Federal Home Loan Mortgage Corp. Series 2719 Class WB                $  1,030,211           $    972,719         0.34%
  4.50%, due 8/15/21
Federal Home Loan Mortgage Corp. Series 2734 Class JC                $  1,311,000           $  1,305,493         0.46%
  3.50%, due 11/15/23
Federal Home Loan Mortgage Corp.                                     $    437,000           $    428,493         0.15%
  3.25%, due 3/14/08
                                                                                            ------------         ----
TOTAL FEDERAL HOME LOAN MORTGAGE CORP.                                                      $  4,677,640         1.63%
                                                                                            ------------         ----

FEDERAL NATIONAL MORTGAGE ASSOCIATION

Federal National Mortgage Association                                $    874,000           $    872,890         0.31%
  3.425%, due 2/17/09 (b)
Federal National Mortgage Association                                $    874,000           $    900,929         0.32%
  5.75%, due 6/15/05
Federal National Mortgage Association                                $  2,184,000           $  2,194,092         0.77%
  2.50%, due 6/30/06 --- 4.25%, beginning 6/30/05
Federal National Mortgage Association Series 2003-32 Class PG        $    437,000           $    437,750         0.15%
  5.00%, due 10/25/27
Federal National Mortgage Association Series 2003-17 Class QT        $  1,031,000           $  1,026,344         0.36%
  5.00%, due 8/25/27

                                                                   SHARES / PRINCIPAL
                                                                         AMOUNT             MARKET VALUE     % NET ASSETS
                                                                                            ------------       ------
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION                                                 $  5,432,005         1.91%
                                                                                            ------------       ------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
Government National Mortgage Association                             $    437,000           $    434,163         0.15%
  4.50%, due 11/20/28
Government National Mortgage Association Series 2003-50 Class        $    874,000           $    866,337         0.30%
  5.50%, due 3/16/32
                                                                                            ------------       ------
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION                                              $  1,300,500         0.45%
                                                                                            ------------       ------

REPURCHASE AGREEMENT
Bank Of New York (The)
   1.20%, dated 7/30/04
   due 8/2/04
   Proceeds at Maturity
$5,200,520
   (Collateralized by
     Federal National Mortgage
      Association
     4.31%, due 4/1/34
   with a Principal Amount of
   $ 5,500,000, and a Market Value
   of $5,385,600 including accrued interest)
                                                                                            ------------       ------
TOTAL REPURCHASE AGREEMENT                                                                  $  5,200,000         1.82%
                                                                                            ------------       ------
TOTAL INVESTMENTS
                                                                                            ------------       ------
(COST $263,292,709)(c)                                                                      $282,194,397(d)      98.96%
                                                                                            ------------       ------
Cash and Other Assets Less Liabilities                                                      $  2,989,426         1.04%
                                                                                            ------------       ------
NET ASSETS                                                                                  $285,183,823       100.00%
                                                                                            ============       ======

(a)   Non-income producing security.

(b)   Floating rate. Rate shown is the rate in effect at July 31, 2004.

(c)   The cost for federal income tax purposes is $ 263,331,285.

(d) At July 31, 2004 net unrealized appreciation was $ 18,863,112 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $25,493,695 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $ 6,630,583.

PORTFOLIO HOLDINGS
As of 7/31/04 (unaudited)

                                                     SHARES / PRINCIPAL
                                                           AMOUNT         MARKET VALUE      % NET ASSETS
MAINSTAY MID CAP OPPORTUNITY FUND
COMMON STOCK
AUTO COMPONENTS
Dana Corp.                                                     12,900    $      248,841             1.04%
                                                                         --------------     ------------
TOTAL AUTO COMPONENTS                                                    $      248,841             1.04%
                                                                         --------------     ------------
CAPITAL MARKETS
Bear Stearns Cos., Inc. (The)                                   2,097    $      174,931             0.73%
Lehman Brothers Holdings, Inc.                                  1,700    $      119,170             0.50%
                                                                         --------------     ------------
TOTAL CAPITAL MARKETS                                                    $      294,101             1.23%
                                                                         --------------     ------------
COMMERCIAL BANKS
First BanCorp                                                   5,700    $      241,965             1.01%
International Bancshares Corp.                                  3,375    $      130,106             0.54%
Silicon Valley Bancshares (a)                                   6,300    $      230,643             0.96%
                                                                         --------------     ------------
TOTAL COMMERCIAL BANKS                                                   $      602,714             2.51%
                                                                         --------------     ------------
COMMERCIAL SERVICES & SUPPLIES
Brink's Co. (The)                                              10,700    $      346,145             1.45%
Cendant Corp.                                                   9,100    $      208,208             0.87%
Deluxe Corp.                                                      600    $       26,430             0.11%
Kelly Services, Inc.                                            9,400    $      255,022             1.07%
                                                                         --------------     ------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                     $      835,805             3.50%
                                                                         --------------     ------------
COMPUTERS & PERIPHERALS
Dell, Inc. (a)                                                  4,800    $      170,256             0.71%
InFocus Corp. (a)                                              35,100    $      310,986             1.30%
                                                                         --------------     ------------
TOTAL COMPUTERS & PERIPHERALS                                            $      481,242             2.01%
                                                                         --------------     ------------
CONSUMER FINANCE
AmeriCredit Corp. (a)                                          14,100    $      269,310             1.12%
Student Loan Corp. (The)                                          700    $       98,175             0.41%
WFS Financial, Inc. (a)                                         5,700    $      260,775             1.09%
                                                                         --------------     ------------
TOTAL CONSUMER FINANCE                                                   $      628,260             2.62%
                                                                         --------------     ------------

                                                     SHARES / PRINCIPAL
                                                           AMOUNT           MARKET VALUE      % NET ASSETS
DIVERSIFIED FINANCIAL SERVICES
CIT Group, Inc.                                                   8,600    $      298,936             1.25%
                                                                           --------------     ------------
TOTAL DIVERSIFIED FINANCIAL SERVICES                                       $      298,936             1.25%
                                                                           --------------     ------------
ELECTRIC UTILITIES
Edison International                                             13,900    $      372,520             1.56%
                                                                           --------------     ------------
TOTAL ELECTRIC UTILITIES                                                   $      372,520             1.56%
                                                                           --------------     ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS
Avnet, Inc. (a)                                                  15,000    $      291,300             1.22%
Sanmina-SCI Corp. (a)                                            24,800    $      182,032             0.76%
Solectron Corp. (a)                                              26,100    $      143,550             0.60%
Tektronix, Inc.                                                   8,700    $      264,480             1.10%
                                                                           --------------     ------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                   $      881,362             3.68%
                                                                           --------------     ------------
FOOD & STAPLES RETAILING
Albertson's, Inc.                                                10,600    $      258,534             1.08%
SUPERVALU, Inc.                                                   3,900    $      111,384             0.47%
                                                                           --------------     ------------
TOTAL FOOD & STAPLES RETAILING                                             $      369,918             1.55%
                                                                           --------------     ------------
FOOD PRODUCTS
Hershey Foods Corp.                                               4,400    $      213,136             0.89%
Hormel Foods Corp.                                                6,400    $      189,952             0.79%
Kraft Foods, Inc.                                                12,100    $      369,655             1.54%
McCormick & Co., Inc. (b)                                         6,600    $      236,082             0.99%
Pilgrim's Pride Corp. Class B                                    11,900    $      333,676             1.39%
Tyson Foods, Inc.                                                14,800    $      282,088             1.18%
                                                                           --------------     ------------
TOTAL FOOD PRODUCTS                                                        $    1,624,589             6.78%
                                                                           --------------     ------------
HEALTH CARE EQUIPMENT & SUPPLIES
Apogent Technologies, Inc. (a)                                    7,800    $      253,500             1.06%
Bausch & Lomb, Inc.                                               3,800    $      234,042             0.98%
                                                                           --------------     ------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                     $      487,542             2.04%
                                                                           --------------     ------------
HEALTH CARE PROVIDERS & SERVICES

HealthSouth Corp. (a)                                            41,000    $      223,450             0.93%
Humana, Inc. (a)                                                 15,700    $      284,327             1.19%
Manor Care, Inc.                                                  8,100    $      253,125             1.06%
PacifiCare Health Systems, Inc. (a)                               7,800    $      238,446             1.00%

                                                     SHARES / PRINCIPAL
                                                           AMOUNT           MARKET VALUE      % NET ASSETS
                                                                           --------------     ------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                     $      999,348             4.18%
                                                                           --------------     ------------
HOTELS, RESTAURANTS & LEISURE
Bob Evans Farms, Inc.                                             6,300    $      167,706             0.70%
Choice Hotels International, Inc.                                 1,900    $       99,940             0.42%
Darden Restaurants, Inc.                                         16,200    $      345,546             1.44%
Outback Steakhouse, Inc.                                          3,900    $      158,379             0.66%
                                                                           --------------     ------------
TOTAL HOTELS, RESTAURANTS & LEISURE                                        $      771,571             3.22%
                                                                           --------------     ------------
HOUSEHOLD DURABLES
Black & Decker Corp. (The)                                        6,600    $      461,406             1.93%
Fortune Brands, Inc.                                              4,700    $      339,246             1.42%
KB HOME                                                           1,200    $       76,860             0.32%
La-Z-Boy, Inc.                                                    5,600    $       96,768             0.40%
M.D.C. Holdings, Inc.                                             1,320    $       88,638             0.37%
NVR, Inc. (a)                                                       400    $      186,400             0.78%
Ryland Group, Inc. (The)                                          1,300    $      100,646             0.42%
Stanley Works (The)                                               7,800    $      330,720             1.38%
Toll Brothers, Inc. (a)                                           4,400    $      174,856             0.73%
                                                                           --------------     ------------
TOTAL HOUSEHOLD DURABLES                                                   $    1,855,540             7.75%
                                                                           --------------     ------------
HOUSEHOLD PRODUCTS
Clorox Co. (The)                                                  5,900    $      293,643             1.23%
Energizer Holdings, Inc. (a)                                      6,000    $      228,600             0.95%
                                                                           --------------     ------------
TOTAL HOUSEHOLD PRODUCTS                                                   $      522,243             2.18%
                                                                           --------------     ------------
INDUSTRIAL CONGLOMERATES
Alleghany Corp.                                                     300    $       81,150             0.34%
                                                                           --------------     ------------
TOTAL INDUSTRIAL CONGLOMERATES                                             $       81,150             0.34%
                                                                           --------------     ------------
INSURANCE
MBIA, Inc.                                                        4,700    $      253,706             1.06%
Torchmark Corp.                                                   4,000    $      209,120             0.87%
                                                                           --------------     ------------
TOTAL INSURANCE                                                            $      462,826             1.93%
                                                                           --------------     ------------
MACHINERY
Terex Corp. (a)                                                   7,200    $      280,152             1.17%
                                                                           --------------     ------------
TOTAL MACHINERY                                                            $      280,152             1.17%
                                                                           --------------     ------------

                                                     SHARES / PRINCIPAL
                                                          AMOUNT            MARKET VALUE      % NET ASSETS
METALS & MINING
United States Steel Corp.                                         7,400    $      282,236             1.18%
                                                                           --------------     ------------
TOTAL METALS & MINING                                                      $      282,236             1.18%
                                                                           --------------     ------------
MULTILINE RETAIL
Dillard's, Inc.                                                  12,100    $      275,759             1.15%
Federated Department Stores, Inc.                                 3,400    $      162,928             0.68%
Kmart Holding Corp. (a)                                           4,700    $      363,921             1.52%
Saks, Inc.                                                       17,100    $      223,155             0.93%
Sears, Roebuck and Co.                                            3,400    $      124,712             0.52%
                                                                           --------------     ------------
TOTAL MULTILINE RETAIL                                                     $    1,150,475             4.80%
                                                                           --------------     ------------
MULTI-UTILITIES & UNREGULATED POWER
Reliant Energy, Inc. (a)                                         35,600    $      351,728             1.47%
                                                                           --------------     ------------
TOTAL MULTI-UTILITIES & UNREGULATED POWER                                  $      351,728             1.47%
                                                                           --------------     ------------
OIL & GAS
Burlington Resources, Inc.                                        7,600    $      290,092             1.21%
Overseas Shipholding Group, Inc.                                  7,600    $      341,316             1.43%
Premcor, Inc. (a)                                                 9,300    $      333,870             1.39%
Sunoco, Inc.                                                      5,100    $      347,667             1.45%
Tesoro Petroleum Corp. (a)                                       10,500    $      304,500             1.27%
Valero Energy Corp.                                               4,700    $      352,124             1.47%
Williams Cos., Inc. (The)                                        23,700    $      287,955             1.20%
                                                                           --------------     ------------
TOTAL OIL & GAS                                                            $    2,257,524             9.42%
                                                                           --------------     ------------
PAPER & FOREST PRODUCTS
Louisiana-Pacific Corp.                                          13,000    $      307,840             1.29%
                                                                           --------------     ------------
TOTAL PAPER & FOREST PRODUCTS                                              $      307,840             1.29%
                                                                           --------------     ------------
PERSONAL PRODUCTS
Estee Lauder Cos., Inc. (The) Class A                             6,400    $      280,960             1.17%
                                                                           --------------     ------------
TOTAL PERSONAL PRODUCTS                                                    $      280,960             1.17%
                                                                           --------------     ------------
PHARMACEUTICALS
Mylan Laboratories, Inc.                                          5,600    $       82,992             0.35%
                                                                           --------------     ------------
TOTAL PHARMACEUTICALS                                                      $       82,992             0.35%
                                                                           --------------     ------------
REAL ESTATE
AMB Property Corp.                                                4,400    $      154,616             0.65%
Equity Office Properties Trust                                   10,000    $      259,500             1.08%

                                                     SHARES / PRINCIPAL
                                                          AMOUNT            MARKET VALUE      % NET ASSETS
Hospitality Properties Trust                                      2,400    $       95,712             0.40%
LNR Property Corp.                                                3,600    $      194,436             0.81%
Reckson Associates Realty Corp.                                   7,900    $      218,909             0.91%
                                                                           --------------     ------------
TOTAL REAL ESTATE                                                          $      923,173             3.85%
                                                                           --------------     ------------
SOFTWARE
Activision, Inc. (a)                                             21,600    $      316,441             1.32%
Autodesk, Inc.                                                    8,600    $      345,720             1.44%
Cadence Design Systems, Inc. (a)                                 19,700    $      265,359             1.11%
Citrix Systems, Inc. (a)                                          9,200    $      162,104             0.68%
                                                                           --------------     ------------
TOTAL SOFTWARE                                                             $    1,089,624             4.55%
                                                                           --------------     ------------
SPECIALTY RETAIL
Barnes & Noble, Inc. (a)                                          3,500    $      120,330             0.50%
Circuit City Stores, Inc.                                        10,900    $      153,690             0.64%
Home Depot, Inc. (The)                                            2,300    $       77,556             0.32%
Sherwin-Williams Co. (The)                                        5,300    $      214,014             0.89%
Zale Corp.                                                        5,800    $      157,412             0.66%
                                                                           --------------     ------------
TOTAL SPECIALTY RETAIL                                                     $      723,002             3.01%
                                                                           --------------     ------------
TEXTILES, APPAREL & LUXURY GOODS
Reebok International Ltd.                                         3,500    $      119,210             0.50%
                                                                           --------------     ------------
TOTAL TEXTILES, APPAREL & LUXURY GOODS                                     $      119,210             0.50%
                                                                           --------------     ------------
THRIFTS & MORTGAGE FINANCE
Astoria Financial Corp.                                           6,900    $      235,704             0.98%
Countrywide Financial Corp.                                       2,799    $      201,808             0.84%
Doral Financial Corp.                                             4,800    $      188,400             0.79%
Federal Home Loan Mortgage Corp.                                  3,600    $      231,516             0.97%
Fremont General Corp.                                            12,100    $      227,238             0.95%
GreenPoint Financial Corp.                                        5,000    $      203,150             0.85%
Independence Community Bank Corp.                                 4,800    $      179,232             0.75%
IndyMac Bancorp, Inc.                                             6,900    $      229,218             0.96%
MGIC Investment Corp.                                             3,000    $      213,000             0.89%
New Century Financial Corp.                                       5,900    $      277,595             1.16%
New York Community Bancorp, Inc.                                  8,333    $      160,327             0.67%
PMI Group, Inc. (The)                                             5,600    $      230,888             0.96%
Radian Group, Inc.                                                4,200    $      193,284             0.81%
                                                                           --------------     ------------
TOTAL THRIFTS & MORTGAGE FINANCE                                           $    2,771,360            11.58%
                                                                           --------------     ------------

                                                     SHARES / PRINCIPAL
                                                          AMOUNT            MARKET VALUE      % NET ASSETS
TOBACCO
Reynolds American, Inc.                                           5,100    $      366,945             1.53%
                                                                           --------------     ------------
TOTAL TOBACCO                                                              $      366,945             1.53%
                                                                           --------------     ------------
TOTAL COMMON STOCK                                                         $   22,805,729            95.24%
                                                                           --------------     ------------
REPURCHASE AGREEMENT
Bank of New York (The)
   1.20%, dated 7/30/04
   due 8/2/04
   Proceeds at Maturity
   $ 1,104,110
   (Collateralized by
   FNMA 4.313%, due 4/1/34
   with a Principal Amount of
   $1,104,000 and a
   Market Value of $1,081,291
   including accrued interest)                               $1,104,000    $    1,104,000             4.61%
                                                                           --------------     ------------
TOTAL REPURCHASE AGREEMENT                                                 $    1,104,000             4.61%
                                                                           --------------     ------------
TOTAL INVESTMENTS
   (Cost $21,263,266) (c)                                                  $   23,909,729(d)         99.85%

Cash and Other Assets Less Liabilities                                     $       35,059             0.15%
                                                                           --------------     ------------
NET ASSETS                                                                 $   23,944,788           100.00%
                                                                           ==============     ============

(a)   Non-income producing security.

(b)   Non-voting shares.

(c)   The cost for federal income tax purposes is $21,277,597.

(d) At July 31, 2004 net unrealized appreciation was $2,632,132 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $3,351,005 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $718,873.

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

      (b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and materials weaknesses.

ITEM 3. EXHIBITS.

A certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), as set forth below:

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Eclipse Funds

By  /s/Gary E. Wendlandt
    -----------------------------------
    Gary E. Wendlandt, President

Date September 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Gary E. Wendlandt
    -----------------------------------
    Gary E. Wendlandt, President

Date September 29, 2004

By /s/Patrick J. Farrell
   ------------------------------------
   Patrick J. Farrell, Treasurer, Chief Financial and Accounting Officer

Date September 29, 2004